Equity (Details) - USD ($)										1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
		Sep. 10, 2024	Aug. 15, 2024	Aug. 05, 2024	May 09, 2024	Jan. 17, 2024	Jan. 12, 2024	Jan. 07, 2024	Dec. 01, 2023	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	May 22, 2024
Equity [Line Items]
Common stock, par value (in Dollars per share)																			$ 0.001
Preferred stock, shares authorized										10,000,000	10,000,000					10,000,000		2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)										$ 0.001	$ 0.001					$ 0.001		$ 0.001
Restricted stock																678,860
Price per unit (in Dollars per share)							$ 1.5
Exercise price (in Dollars per share)							1.5			$ 0.001	$ 0.001					$ 0.001
Common stock payment received percentage																5.00%
Purchase of warrants																40,470,084
Price per share (in Dollars per share)								$ 1.51
Aggregate purchase price (in Dollars)															$ 6,539,000
Percentage of share subscribed																5.00%
Aggregate gross proceeds (in Dollars)				$ 1,500,000													$ 1,305,000
Shares vested																658,660
Stock nonvested										20,200	20,200					20,200
Share-based expenses (in Dollars)											$ 153,900					$ 1,217,300
Services expenses (in Dollars)												$ 120,000
Authorized to issue shares																120,000
Issued warrants						2,490,000
Relative fair value of warrants (in Dollars)						$ 1,867,400
Warrants expiration period				5 years
Warrant [Member]
Equity [Line Items]
Each one unit shares issued						1
Exercise price (in Dollars per share)						$ 1.5
Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				$ 0.001
Issuance of shares		340,909
Purchase of warrants				340,909												340,909
Series A Common Stock Warrants [Member]
Equity [Line Items]
Common stock, shares issued				26,720
Exercise price (in Dollars per share)				$ 2.2
Purchase of warrants				681,818
Series B Common Stock Warrants [Member]
Equity [Line Items]
Common stock, shares issued				88,766
Exercise price (in Dollars per share)				$ 2.2
Purchase of warrants				681,818
Warrant term				5 years
Minimum [Member]
Equity [Line Items]
Common stock, shares authorized																			40,000,000
Maximum [Member]
Equity [Line Items]
Common stock, shares authorized																			77,000,000
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																		40,000,000	75,000,000
Common stock, shares issued																		31,724,631
Common stock, shares outstanding																		31,724,631
Purchase of warrants								1,500,000		340,909
Price per share (in Dollars per share)				$ 2.2	$ 2.2
Common Stock [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				0.001
Common Stock [Member] | Series A Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				$ 2.2
Purchase of warrants				681,818
Common Stock [Member] | Series B Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				$ 2.2
Purchase of warrants				681,818
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized										10,000,000	10,000,000					10,000,000
Preferred stock, par value (in Dollars per share)										$ 0.001	$ 0.001					$ 0.001			$ 0.001
Redomicile Merger [Member]
Equity [Line Items]
Common stock, shares outstanding										1	1					1
Fun Verse [Member]
Equity [Line Items]
Issuance of shares								1,500,000
Acquisition of equity interest, percentage			40.00%					60.00%
Share consideration			1,500,000
Honor Related LLC [Member]
Equity [Line Items]
Restricted stock									30,000									120,000
Honor Related LLC [Member] | Restricted Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)									$ 0.001
MPU Cayman [Member]
Equity [Line Items]
Aggregate purchase price (in Dollars)																$ 120,000
General and Administrative Expense [Member]
Equity [Line Items]
Share-based compensation to non-employees																57,077
Services expenses (in Dollars)																$ 120,000
Subscription Agreement [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.001
Number of Units Purchased (in Dollars per share)							$ 2,490,000
Value of aggregate purchase (in Dollars)							$ 3,735,000
Each one unit shares issued							1
Issuance of shares					1,681,817
Aggregate purchase price (in Dollars)					$ 3,700,000
Purchase of aggregate shares																84,091
Subscription Agreement [Member] | Warrant [Member]
Equity [Line Items]
Each one unit shares issued							1
Finder’s Agreement [Member]
Equity [Line Items]
Issuance of shares																124,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized	[1]									100,000,000	100,000,000					100,000,000		40,000,000
Common stock, shares issued										40,416,234	40,416,234					40,416,234
Common stock, shares outstanding	[1]									40,416,234	40,416,234					40,416,234		31,724,631
Common stock, par value (in Dollars per share)	[1]									$ 0.001	$ 0.001					$ 0.001		$ 0.001
Purchase of warrants			1,500,000
Issued warrants										40,416,234	40,416,234					40,416,234
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized										100,000,000	100,000,000					100,000,000
Common stock, par value (in Dollars per share)										$ 0.001	$ 0.001					$ 0.001
Issuance of shares	[2]														5,079,999
Share consideration	[2]										1,500,000		1,500,000
Aggregate purchase price (in Dollars)	[2]														$ 5,100
Purchase of aggregate shares	[2]													160,577
Share-based compensation to non-employees	[2]											57,077
Services expenses (in Dollars)	[2],[3]
Class A Ordinary Shares [Member] | MPU Cayman [Member]
Equity [Line Items]
Common stock, shares authorized										100,000,000	100,000,000					100,000,000
Common stock, shares issued										100,000,000	100,000,000					100,000,000
Common Class B [Member]
Equity [Line Items]
Common stock, shares authorized	[1]									10,000,000	10,000,000					10,000,000
Common stock, shares issued
Common stock, shares outstanding	[1]
Common stock, par value (in Dollars per share)	[1]									$ 0.001	$ 0.001					$ 0.001		$ 0.001
Issued warrants
Common Class B [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized										10,000,000	10,000,000					10,000,000
Common stock, par value (in Dollars per share)										$ 0.001	$ 0.001					$ 0.001
Common Class B [Member] | MPU Cayman [Member]
Equity [Line Items]
Common stock, shares issued										10,000,000	10,000,000					10,000,000
Private Placement [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)							$ 0.001
Each one unit shares issued							1
Aggregate purchase price (in Dollars)				$ 340,909

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).
[3]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.